Other operating income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other operating income
Government grants	$ 21,686	$ 13,313	$ 15,621
Government subsidies per Covid-19 context	16,394	21,511	14,133
Compensation for concession		62,677
Other	8,310	3,059	7,586
Total	$ 46,390	$ 100,560	$ 37,340